Income Taxes - Summary of provisions for income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Income Taxes
Current tax expense	$ 3,218	¥ 20,936	¥ 32,433	¥ 36,915
Deferred tax benefit	(946)	(6,153)	(18,344)	(11,398)
Income tax expense	$ 2,272	¥ 14,783	¥ 14,089	¥ 25,517